Commitments and contingencies - Additional information (Details)		1 Months Ended	12 Months Ended
	Jan. 05, 2021 PEN (S/) installment	Jun. 23, 2004	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Jan. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Dec. 20, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2012 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability			S/ 43,462,000										$ 11,993,000
Recoverability of litigation amount																$ 190,500,000
Declared tax deductions not recognized													1,100,000,000
Description of material leasing arrangements by lessor classified as operating lease			Legal procedures -Buenaventura -	Legal procedures -Buenaventura -
Tax expense (income), continuing operations				$ 25,430,000		$ (25,590,000)	$ 26,879,000
SUNAT
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value	S/ 1,505,948,000											$ 415,549,000
Number of equal monthly payments | installment	66
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																29,000,000
Loss contingencies, laws affected			The Peruvian Agency in charge of conducting environmental evaluations and audits is the OEFA, the Environmental Assessment and Enforcement Agency, this institution conducts periodic supervision of the Yanacocha mine. From 2011 to 2020, the OEFA issued notifications of alleged breaches of Yanacocha's environmental standards and environmental management instruments, related to past supervisions. OEFA has resolved identified findings that do not translate into environmental deterioration as a result of some bad practice in the Yanacocha operation. The experience with OEFA, in the case of finding administrative responsibility to Yanacocha, results in a corrective action, in addition to imposing a fine that is calculated by the avoided cost capitalized on the date of issuance of the directorial resolution, multiplied by potential factors of environmental impact. The presumed offenses identified by the OEFA currently range from zero to 33,676	The Peruvian Agency in charge of conducting environmental evaluations and audits is the OEFA, the Environmental Assessment and Enforcement Agency, this institution conducts periodic supervision of the Yanacocha mine. From 2011 to 2020, the OEFA issued notifications of alleged breaches of Yanacocha's environmental standards and environmental management instruments, related to past supervisions. OEFA has resolved identified findings that do not translate into environmental deterioration as a result of some bad practice in the Yanacocha operation. The experience with OEFA, in the case of finding administrative responsibility to Yanacocha, results in a corrective action, in addition to imposing a fine that is calculated by the avoided cost capitalized on the date of issuance of the directorial resolution, multiplied by potential factors of environmental impact. The presumed offenses identified by the OEFA currently range from zero to 33,676
Tax expense (income), continuing operations				$ 53,018,000		64,928,000	$ 29,297,000
Provision for tax Dispute related to the amortization of the contractual rights																29,000,000
Maximum amount of potential excessive interest against which the company has filed an objection													60,000,000
Maximum amount of duplicity of criteria against which the company has filed an objection													81,000,000
Minera Yanacocha SRL and subsidiary [Member] | Los Tapados S.A [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			3.00%	3.00%
Minera Yanacocha S.R.L
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																8,000,000
Open tax procedure | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																	S/ 120,262,000	$ 33,240,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																					S/ 70,277,000	$ 19,378,000
Provision for tax Dispute related to the amortization of the contractual rights																					70,277,000	19,378,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability													5,400,000			3,000,000
Tax year 2009 and 2010 | Open tax procedure | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized								S/ 76,023,000																$ 20,978,000
Compensation of tax losses								561,758,000	$ 155,010,000
Tax year 2014 [Member] | Open tax procedure | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																					S/ 94,898,000	$ 26,186,000
Year 2007 [Member] | Open tax procedure | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																											S/ 1,056,310,000	$ 291,476,000
Year 2008 [Member] | Open tax procedure | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																									S/ 1,530,985,000	$ 422,457,000
Year 2009 [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount										S/ 18,807,000	$ 5,190,000
Income tax liabilities														S/ 202,614,000	$ 55,909,000
Empresa de Generacin Huanza S.A
Disclosure of Commitments and contingencies [Line Items]
Contingent liability			S/ 7,532,000		S/ 6,999,000								$ 2,080,000			$ 2,071,000
Empresa de Generacin Huanza S.A | Tax year 2014 [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Unrecognized Depreciation expense								S/ 27,532,000	$ 7,597,000
Rio Seco
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																			S/ 11,153,000	$ 3,279,000
Rio Seco | Omission of Payment of General Sales Tax [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																											S/ 1,815,000	$ 501,000
San Jose Reservoir Trust [Member]
Disclosure of Commitments and contingencies [Line Items]
Outstanding commitments made by entity, related party transactions																							$ 6,321,000
Other Subsidiaries [Member] | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Tax expense (income), continuing operations			9,485,000	$ 2,617,000
Minera La Zanja S.R.L. [Member] | Tax year 2013 and 2015 | SUNAT
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost			S/ 3,185,000	$ 879,000	S/ 2,952,000	$ 815,000
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent			10.00%	10.00%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			3.00%	3.00%
Maximum | Cerro Verde [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		3.00%